Segment Information - Revenue By Geographic Region (Tables) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Total Revenue	$ 202,397	$ 151,097	$ 121,925
Asia
Total Revenue	158,441	131,263	105,952
Europe
Total Revenue	23,949	16,881	15,282
United States
Total Revenue	$ 20,007	$ 2,953	$ 691